Income tax	12 Months Ended
Jun. 30, 2025
Income tax
Income tax

23.        Income tax

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Submission of income tax presentation

In fiscal years 2022, 2023 and 2024, the Company filed its income tax return with the Argentine Tax Authorities applying the systemic and comprehensive inflation adjustment mechanism, as detailed below:

•	Restating tax depreciations pursuant to Articles 87 and 88 for assets acquired or constructed prior to July 1, 2018;
•	Adjusting the tax basis of real estate assets acquired or constructed prior to July 1, 2018 and sold in the year, in accordance with Article 63;
•	Adjusting all tax loss carryforwards from prior fiscal years, following the methodology set forth in Article 25;
•	Adjusting the cost of inventories (breeding livestock and sowing) as established in Articles 56 and 57; all the aforementioned articles belong to the Argentine Income Tax Law (as restated in 2019);
•	Adjusting the tax basis of shares acquired prior to July 1, 2018 and sold during the year in accordance with Article 65.

Together with the aforementioned tax returns, the Company filed a multi-note form informing the application of such mechanisms, arguing that the effective tax rate would represent a percentage exceeding reasonable limits of taxation, thereby giving rise to a confiscatory situation in violation of Article 17 of the Argentine National Constitution (pursuant to the doctrine of the ruling “Candy S.A. v. AFIP et al. on Writ of Amparo”, judgment dated July 3, 2009, Fallos 332:1571, and subsequent precedents).

As of the issuance date of these financial statements, there are judicial precedents consistent with the Company’s position: the Candy ruling and the Supreme Court of Justice ruling in the case “Telefónica de Argentina S.A. et al. v. EN – AFIP – DGI on Dirección General Impositiva.”

Under the same criterion applied in the tax returns filed in the years mentioned, the provision for income tax for fiscal year 2025 was recorded.”

The Group analyzes the recoverability of its deferred tax assets when there are events or changes in circumstances that imply a potential indication of revaluation or devaluation. The value in use is determined on the basis of projected tax cash flows.

The aforementioned cash flows are prepared based on estimates regarding the future behavior of certain variables that are sensitive in determining the recoverable value, among which are: (i) sales projections; (ii) expense projections; (iii) macroeconomic variables such as growth rates, inflation rates, exchange rates, among others.

The details of the Group’s income tax, is as follows:

	06.30.2025	06.30.2024	06.30.2023
Current income tax (i)	(87,733)	(33,858)	75,078
Deferred income tax	16,688	120,119	301,607
Income tax (i)	(71,045)	86,261	376,685

(i) Includes reversal of the income tax provision. See “Submission of income tax presentation”.

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
USA	0% - 21%
Bermudas	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2025, 2024 and 2023:

	06.30.2025	06.30.2024	06.30.2023
Tax calculated at the tax rates applicable to profit in the respective countries (i)	(144,726)	(12,705)	(10,393)
Permanent differences:
Tax inflation adjustment	(22,337)	(123,056)	33,451
Share of profit of associates and joint ventures	11,678	32,478	18,146
Result from sale of participation in associates and joint ventures	(12,265)	(362)	15
Difference between provision and affidavit (ii)	(3,740)	(25)	56,745
Fiscal transparency	(36,805)	(5,230)	(7,081)
Recovery of unrecognized tax loss carry-forwards	56,819	2,974	9,596
Non-taxable profit	32,927	54,823	1,476
Others	10,946	(9,593)	5,670
Inflation adjustment permanent difference	36,458	146,957	269,060
Income tax	(71,045)	86,261	376,685

(i) The applicable income tax rate was calculated based on the legal tax rates in the countries where the Group operates. As of June 30, 2025, 2024 and 2023, the tax rate in the Argentine Republic was 35%.

(ii)  Includes reversal of the income tax provision. See “Submission of income tax presentation”.

Deferred tax assets and liabilities of the Group as of June 30, 2025 and 2024 will be recovered as follows:

	06.30.2025	06.30.2024
Deferred income tax assets to be recovered after more than 12 months	84,818	103,285
Deferred income tax assets to be recovered within 12 months	41,531	41,319
Deferred income tax assets	126,349	144,604
Deferred income tax liabilities to be recovered after more than 12 months	(850,113)	(901,535)
Deferred income tax liabilities to be recovered within 12 months	(126,909)	(119,202)
Deferred income tax liabilities	(977,022)	(1,020,737)
Total deferred income tax liabilities, net	(850,673)	(876,133)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2025 and 2024, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2025
Assets
Trade and other payables	20,764	-	(2,533)	-	18,231
Tax loss carry-forwards	88,959	(2,931)	(26,507)	-	59,521
Others	34,650	(1,142)	14,597	-	48,105
Borrowings	231	-	261	-	492
Subtotal assets	144,604	(4,073)	(14,182)	-	126,349
Liabilities
Investment properties and property, plant and equipment	(809,431)	11,106	(25,744)	(178)	(824,247)
Biological assets	(28,124)	637	3,786	-	(23,701)
Trade and other receivables	(2,430)	-	(5,414)	-	(7,844)
Investments	(17,980)	-	(5,131)	-	(23,111)
Intangible assets	(19,604)	-	16,674	-	(2,930)
Tax inflation adjustment	(105,526)	-	66,424	-	(39,102)
Inventories	(21,969)	1,463	(5,397)	-	(25,903)
Others	(15,673)	(183)	(14,328)	-	(30,184)
Subtotal liabilities	(1,020,737)	13,023	30,870	(178)	(977,022)
Liabilities, net	(876,133)	8,950	16,688	(178)	(850,673)
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2024
Assets
Trade and other payables	28,932	-	(8,168)	-	20,764
Tax loss carry-forwards	45,324	(5,868)	49,503	-	88,959
Others	28,102	(2,958)	9,506	-	34,650
Borrowings	202	-	29	-	231
Subtotal assets	102,560	(8,826)	50,870	-	144,604
Liabilities
Investment properties and property, plant and equipment	(972,168)	14,387	151,190	(2,840)	(809,431)
Biological assets	(17,259)	116	(10,981)	-	(28,124)
Trade and other receivables	(5,568)	-	3,138	-	(2,430)
Investments	(13,489)	-	(4,491)	-	(17,980)
Intangible assets	(9,128)	-	(10,476)	-	(19,604)
Tax inflation adjustment	(54,389)	-	(51,137)	-	(105,526)
Inventories	(19,441)	3,948	(6,476)	-	(21,969)
Others	(13,891)	(264)	(1,518)	-	(15,673)
Subtotal liabilities	(1,105,333)	18,187	69,249	(2,840)	(1,020,737)
Liabilities, net	(1,002,773)	9,361	120,119	(2,840)	(876,133)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry forwards in Argentina and Uruguay expire within 5 years, while in Israel they do not expire. Tax loss carry forward in Bolivia expire within 3 years Tax loss carry forwards in Brazil do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax losses up to a maximum of 30%.

As of June 30, 2025, the Group's recognized tax loss carry forward prescribed as follows:

Jurisdiction	06.30.2025	Date of generation	Due date
Argentina	10,724	2021	2026
Argentina	4,141	2022	2027
Argentina	404	2023	2028
Argentina	20,010	2024	2029
Argentina	6,049	2025	2030
Brazil	66,092	2019-2024	Do not expire
Total cumulative tax loss carry-forwards	107,420

The Group assesses the realizability of deferred income tax assets, by considering whether it is probable that some portion or all of the deferred income tax assets will not be realized. In order to make this assessment, Management considers the scheduled reversal of deferred income tax liabilities, projected business and tax planning strategies.

On this basis, it is estimated that as of June 30, 2025, all deferred tax assets and tax credits will be realized.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of ARS 10,855 and ARS 52,471 as of June 30, 2025 and 2024, respectively. Although management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

With respect to Note 1 on the retroactive restatement of previously issued financial statements, the additional tax loss that would have been recognized in connection with management fees would have been provisioned together with the other previously recognized tax losses, and therefore has no impact on deferred tax or on income tax.